Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Impaired Loans	$ 18,361,000	$ 2,955,000
Non-financial assets:
Other real estate owned	60,487,300	71,103,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	22,000	9,611,000	$ 170,000
Adjustment to fair value in connection with other real estate owned	1,539,000	322,000	$ 3,071,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	16,587,000	1,426,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	1,283,000	847,000
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Equity investments without a readily determinable fair value		28,166,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	(86,000)	43,000
Change in net provision, other real estate owned	1,539,000	322,000
Change in net provision, equity investment without readily determinable fair value		4,775,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Impaired Loans	393,000	826,000
Equity investments without a readily determinable fair value		28,166,000
Non-financial assets:
Other real estate owned	6,241,000	21,614,000
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value Measurement [Member]
Assets:
Impaired Loans	393,000	826,000
Non-financial assets:
Other real estate owned	$ 6,241,000	$ 21,614,000